Derivative Financial Instruments	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments
Derivative Financial Instruments
During the year ended December 31, 2011, we entered into two variable-to-fixed interest rate swap agreements as a strategy to manage the floating rate risk on the Term Loan borrowings under the then-effective secured credit agreement. The two agreements fixed the interest rate on a notional amount of $73.0 million of borrowings at 3.878 percent for the period beginning June 27, 2011 and terminating May 14, 2013. The notional amount of the swap agreements decreased correspondingly with amortization of the Term Loan under the then-effective secured credit agreement. We did not apply hedge accounting to the agreements and, accordingly, change in the fair value of the interest rate swaps were recognized in earnings. As of December 31, 2013 the swap agreements had expired and as of December 31, 2012, the fair value of the interest rate swap was a liability of $0.1 million and was recorded in accrued liabilities in our consolidated balance sheets. For both years ended December 31, 2013 and December 31, 2012, we recognized in earnings a nominal gain relating to these contracts.
During the years ended December 31, 2013 and 2014, we did not enter into any new swap agreements, nor was there any impact to our consolidated balance sheets or our consolidated statement of operations.